Goodwill and Other Intangible Assets - Schedule of Intangible Assets and Goodwill (Detail) (USD $)	6 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 108,591,000		$ 108,591,000	$ 108,591,000	$ 108,591,000	$ 108,591,000
Acquisition of Atlas Bank			398,000
Amortization	(78,000)	(64,000)	(122,000)	(138,000)	(155,000)
Core Deposit Intangibles, Balance			$ 790,000	$ 514,000	$ 652,000	$ 807,000